Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2022 and 2021:

	Weighted Average Life (in years)	2022		2021
(in thousands)		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.89	$203,549	($140,632)	$297,986	($202,569)
Developed technology	10.68	780,233	(407,401)	810,420	(400,021)
Customer base, trademarks, and non-compete agreements	12.38	227,171	(179,658)	263,878	(204,197)
	10.87	$1,210,953	($727,691)	$1,372,284	($806,787)
Unamortized Intangible Assets:
In-process research and development		$61,534		$61,939
Goodwill		2,352,569		2,350,763
		$2,414,103		$2,412,702
The changes in intangible assets, excluding goodwill, for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Balance at beginning of year	$627,436	$726,194
Additions	19,632	23,969
Additions from acquisitions	17,247	—
Amortization	(93,714)	(104,371)
Disposals	(35)	(4,571)
Impairments	(12,829)	—
Foreign currency translation adjustments	(12,941)	(13,785)
Balance at end of year	$544,796	$627,436

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

Years ended December 31, (in thousands)
2023	$87,794
2024	$84,412
2025	$73,280
2026	$65,875
2027	$60,410

Schedule of Changes in Goodwill
The changes in goodwill for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Balance at beginning of year	$2,350,763	$2,364,031
Business combinations	42,201	—
Purchase adjustments	(303)	33,716
Foreign currency translation adjustments	(40,092)	(46,984)
Balance at end of year	$2,352,569	$2,350,763